Goodwill and Intangible Assets - Estimated amortization expense (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
2013		$ 1,934
2014		1,663
2015		1,420
2016		333
2017		255
Thereafter		418
Net	$ 4,472	$ 6,023	$ 2,214